CECL - Financial instruments measured at amortized cost and credit losses	12 Months Ended
Dec. 31, 2022
Financial instruments measured at amortized cost and credit losses
20 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Group’s balance sheet positions that include financial assets carried at amortized cost that are subject to the CECL accounting guidance. It includes the following sections:
■ Allowance for credit losses (including the methodology for estimating expected credit losses in non-impaired and impaired financial assets and current-period estimates);
■ Credit quality information (including monitoring of credit quality and internal ratings);
■ Past due financial assets;
■ Non-accrual financial assets;
■ Collateral-dependent financial assets;
■ Off-balance sheet credit exposure; and
■ Troubled debt restructurings and modifications.
As of December 31, 2022, the Group had no purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2022				2021
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	68,280		0	68,280	164,510		0	164,510
Interest-bearing deposits with banks	441	[2]	0	441	1,323	[4]	0	1,323
Securities purchased under resale agreements and securities borrowing transactions	18,005	[2]	0	18,005	35,283	[4]	0	35,283
Debt securities held-to-maturity	921	[2]	0	921	0		0	0
Loans	258,170	[2,3]	(1,363)	256,807	282,740	[4,5]	(1,297)	281,443
Brokerage receivables	17,899		(4,081)	13,818	20,873	[4]	(4,186)	16,687
Other assets	23,487		(40)	23,447	14,175		(30)	14,145
Total	387,203		(5,484)	381,719	518,904		(5,513)	513,391
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 103 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Included interest of CHF 86 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
The following key elements and processes of estimating expected credit losses apply to the Group’s major classes of financial assets held at amortized cost.
Expected credit losses on non-impaired credit exposures
Expected credit loss models for non-impaired credit exposures have three main inputs: (i) PD, (ii) LGD and (iii) EAD. These parameters are derived from internally developed statistical models which are based on historical data and leverage regulatory models under the advanced internal rating-based (A-IRB) approach. Expected credit loss models use forward-looking information to derive point-in-time estimates of forward-looking term structures.
PD estimates are based on statistical rating models and tailored to various categories of counterparties and exposures. These statistical rating models are based on internally and externally compiled data comprising both quantitative and qualitative factors. A migration of a counterparty or exposure between rating classes generally leads to a change in the estimate of the associated PD. Lifetime PDs are estimated considering the expected macroeconomic environment and the contractual maturities of exposures, adjusted for estimated prepayment rates where applicable. Internal credit ratings form a significant input to the model derived CECL PDs. For the majority of counterparties, internal credit ratings are determined via statistical rating models, which are developed under the A-IRB approach of the Basel framework. The models are tailored to the specific business of the respective obligor and are intended to reflect the risk of default over a one-year period of each counterparty. The Group has received approval from its primary regulator to use, and has fully implemented, the A-IRB approach.
LGD estimates the size of the expected loss that may arise on a credit exposure in the event of a default. The Group estimates LGD based on the history of recovery rates of claims against defaulted counterparties, considering, as appropriate, factors such as differences in product structure, collateral type, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. Certain LGD values are also calibrated to reflect the expected macroeconomic environment.
EAD represents the expected amount of credit exposure in the event of a default. It reflects the current drawn exposure with a counterparty and an expectation regarding the future evolution of the credit exposure under the contract or facility, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default, which is modeled based on historical data by applying a term structure and considering portfolio-specific factors such as the drawn amount as of the reporting date, the facility limit, amortization schedules, financial collateral and product type. For certain financial assets, the Group determines EAD by modeling the range of possible exposure outcomes at various points in time using scenario and statistical techniques.
Where a relationship to macroeconomic indicators is statistically sound and in line with economic expectations, the parameters are modeled accordingly, incorporating the Group’s forward-looking forecasts and applying regional segmentations where appropriate.
The ability to forecast credit losses over the reasonable and supportable period is based on the ability to forecast economic activity over a reasonable and supportable time window. The Group’s macroeconomic and market variable forecasts for the CECL scenarios cover a five-year time horizon. For periods beyond that reasonable and supportable forecast period, the Group immediately reverts to average economic environment variables as model input factors. In the downside and upside scenarios, mean reversion to the base case projected paths will commence in year three, with full convergence occurring in years four and five for certain macroeconomic factors.
Alternative qualitative estimation approaches are used for certain products. For lombard loans (including share-backed loans), the PD/LGD approach used does not consider the Group’s forward-looking forecasts as these are not meaningful for the estimate of expected credit losses in light of the short time-frame considered for closing out positions under daily margining arrangements. For international private residential mortgages and securitizations, the Group applies qualitative approaches where credit specialists follow a structured process and use their expertise and judgment to determine the amounts of expected credit losses.
The Group measures expected credit losses considering the risk of default over the maximum contractual period (including any borrower’s extension options) during which it is exposed to credit risk, even if the Group considers a longer period for risk management purposes. The maximum contractual period extends to the date at which the Group has the right to require repayment of an advance or terminate an irrevocable loan commitment or a credit guarantee.
Expected credit losses on impaired credit exposures
Expected credit losses for individually impaired credit exposures are measured by performing an in-depth review and analysis of these exposures, considering factors such as recovery and exit options as well as collateral and the risk profile of the borrower. The individual measurement of expected credit losses for impaired financial assets also considers reasonable and supportable forward-looking information that is relevant to the individual counterparty (idiosyncratic information) and reflective of the macroeconomic environment that the borrower is exposed to, apart from any historical loss information and current conditions. If there are different scenarios relevant for the individual expected credit loss measurement, they are considered on a probability-weighted basis. The related allowance for credit losses is revalued by the recovery management function, at least annually or more frequently, depending on the risk profile of the borrower or credit-relevant events.
For credit-impaired financial assets, the expected credit loss is measured using (i) the present value of estimated future cash flows discounted at the contractual interest rate of the loan and (ii) the fair market value of collateral where the loan is collateral-dependent. The impaired credit exposures and related allowance are revalued to reflect the passage of time.
For all classes of financial assets, the trigger to detect an impaired credit exposure is non-payment of interest, principal amounts or other contractual payment obligations, or when, for example, the Group may become aware of specific adverse information relating to a counterparty’s ability to meet its contractual obligations, despite the current repayment status of its particular credit facility. For credit exposures where repayment is dependent on collateral, a decrease in collateral values can be an additional trigger to detect an impairment. Additional procedures may apply to specific classes of financial assets as described further below.
Troubled debt restructurings, also referred to as restructured loans, are considered impaired credit exposures in line with the Group’s policies and subject to individual assessment and provisioning for expected credit losses by the Group’s recovery functions. Restructured loans that defaulted again within 12 months from the last restructuring remain impaired or are impaired if they were considered non-impaired at the time of the subsequent default.
Macroeconomic scenarios
The estimation and application of forward-looking information requires quantitative analysis and significant expert judgment. The Group’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, an upside scenario and a downside scenario. The baseline scenario represents the most likely outcome. The two other scenarios represent more optimistic and more pessimistic outcomes, with the downside scenario being more severe than the upside scenario. The scenarios are probability-weighted according to the Group’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor trends.
The scenario design team within the Group’s Enterprise Risk Management (ERM) function determines the macroeconomic factors (MEFs) and market projections that are relevant for the Group’s three scenarios across the overall credit portfolio subject to the CECL accounting guidance. The scenario design team formulates the baseline scenario projections used for the calculation of expected credit losses from the Group’s global chief investment office in-house economic research forecasts and, where deemed appropriate, from external sources such as the Bloomberg consensus of economist forecasts (covering the views of other investment banks and external economic consultancies), forecasts from nonpartisan think tanks, major central banks and multilateral institutions, such as the International Monetary Fund (IMF), the Organisation for Economic Co-operation and Development (OECD) and the World Bank. For factors where no in-house or credible external forecasts are available, an internal model is used to calibrate the baseline scenario projections. The downside and upside scenarios are derived from these baseline scenario projections. These three scenario projections are subject to a review and challenge process and any feedback from this process is incorporated into the scenario projections by the ERM scenario design team. The CECL scenario design working group is the governance forum. The working group performs an additional review and challenge and subsequently recommends approval of the MEFs and related market projections as well as the occurrence probability weights that are allocated to the baseline, downside and upside scenarios. MEFs and related market projections as well as the scenario occurrence probability weights used for the calculation of expected credit losses are approved by the Senior Management Approval Committee.
Current-period estimate of expected credit losses on non-impaired credit exposures
One of the most significant judgments involved in estimating the Group’s allowance for credit losses relates to the macroeconomic forecasts used to estimate credit losses over the forecast period, with modeled credit losses being driven primarily by a set of 37 MEFs. The key MEFs used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP and industrial production growth rates. These MEFs are used in the portfolio- and region-specific CECL models and have been selected based on statistical criteria and expert judgment to explain expected credit losses. The table “Selected macroeconomic factors” includes the Group’s forecast of selected MEFs for 2023 and 2024, as estimated as of December 31, 2022. The comparative information includes the forecast of MEFs selected and estimated as of December 31, 2021.
As of December 31, 2022, the forecast macroeconomic scenarios were weighted 50% for the baseline, 40% for the downside and 10% for the upside scenario, unchanged compared to the scenario weightings applicable as of December 31, 2021. The MEFs included in the table represent the four-quarter average forecasts for 2023 and 2024 at the end of each reporting period. These MEFs forecasts are recalibrated on a monthly basis and certain CECL models consume data with a time lag or are influenced by statistical base effects from an earlier period. The quarterly series for China real GDP and world industrial production returned to pre-pandemic levels (i.e., the fourth quarter of 2019) in the second and third quarter of 2020, respectively, while the quarterly series for US real GDP returned to pre-pandemic levels in the first quarter of 2021. The quarterly series for Swiss nominal GDP and EU nominal GDP returned to pre-pandemic levels in the second quarter of 2021, based on the latest published statistical data available. The macroeconomic and market variable projections incorporate adjustments to reflect the impact of accelerated monetary policy tightening by the world’s major central banks in response to high inflation rates, the impact of Russia’s invasion of Ukraine on energy and food prices as well as the macroeconomic impact of the property sector slowdown in China. While GDP and industrial production growth rates are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
Selected macroeconomic factors
December 31, 2022	Forecast 2023	Forecast 2024
US real GDP growth rate (%)
Downside	(1.7)	0.5
Baseline	0.9	1.5
Upside	1.2	2.0
World industrial production (%)
Downside	(6.8)	0.4
Baseline	1.2	1.9
Upside	3.9	3.9
China real GDP growth rate (%)
Downside	(0.9)	2.1
Baseline	4.5	4.9
Upside	6.2	5.8
EU nominal GDP growth rate (%)
Downside	3.4	2.3
Baseline	5.2	4.1
Upside	5.5	3.8
Swiss nominal GDP growth rate (%)
Downside	0.0	1.0
Baseline	2.7	2.0
Upside	3.2	2.1
Forecasts represent the four-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
Selected macroeconomic factors (continued)
December 31, 2021	Forecast 2022	Forecast 2023
Swiss real GDP growth rate (%)
Downside	(0.4)	0.3
Baseline	2.5	1.9
Upside	4.3	2.8
Eurozone real GDP growth rate (%)
Downside	(0.7)	1.4
Baseline	3.8	2.3
Upside	4.2	2.7
US real GDP growth rate (%)
Downside	0.1	1.4
Baseline	3.8	1.9
Upside	4.5	2.4
UK real GDP growth rate (%)
Downside	(0.9)	1.0
Baseline	5.0	3.3
Upside	7.8	3.9
World industrial production (%)
Downside	0.0	2.0
Baseline	3.0	3.0
Upside	4.4	3.7
Forecasts represent the four-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
Expected credit losses are not solely derived from MEF projections. Model overlays based on expert judgment are also applied, considering historical loss experience and industry and counterparty reviews, and primarily impacting certain corporate and institutional loans portfolios. Such overlays are designed to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that exhibit significant deviation from their long-term historical averages. Overlays may also be used to capture judgment on the economic uncertainty from global or regional developments with severe impacts on economies. The Group’s non-specific allowance for expected credit losses on balance sheet and off-balance sheet credit exposures as of December 31, 2022 decreased compared to December 31, 2021. Model overlays were recalibrated during the year to take into account updated input elements based on expert judgment which led to a release. This release of overlays was outweighing the impact of additional stress from macroeconomic factors observable during the year. Overlays continued to be closely aligned with the macroeconomic forecasts and associated scenario weightings.
Interest income attributable to passage of time
For financial assets held at amortized cost for which the Group measures expected credit losses based on the discounted cash flow methodology the entire change in present value is reported in provision for credit losses.
Loans held at amortized cost
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. The main risk characteristics are described by individual class of financing receivable for each of these portfolio segments:
Consumer loans:
■ Mortgages: includes lending instruments secured by residential real estate; such credit exposure is sensitive to the level of interest rates and unemployment as well as real estate valuation.
■ Loans collateralized by securities: primarily includes lending secured by marketable financial collateral (e.g., equities, bonds, investment funds and precious metals); such credit exposure is sensitive to market prices for securities which impact the value of financial collateral.
■ Consumer finance: includes lending to private individuals such as credit cards, personal loans and leases; such credit exposure is sensitive to MEFs including economic growth, unemployment and interest rates.
Corporate & institutional loans:
■ Real estate: includes lending backed by commercial or income-producing real estate; such credit exposure is sensitive to MEFs including economic growth, unemployment, interest rates and industrial production as well as real estate valuation.
■ Commercial and industrial loans: includes lending to corporate clients including small and medium-sized enterprises, large corporates and multinational clients; such credit exposure is sensitive to MEFs including economic growth, unemployment and industrial production.
■ Financial institutions: includes lending to financial institutions such as banks and insurance companies; such credit exposure is sensitive to MEFs including economic growth.
■ Governments and public institutions: includes lending to central government and state-owned enterprises; such credit exposure is sensitive to MEFs including economic growth.
Expected credit losses on impaired loans
In addition to the triggers described further above, loans managed on the Swiss platform are reviewed depending on event-driven developments. All corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be released, remain on the watch list or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All loans in recovery management on international platforms are reviewed on at least a monthly basis.
Allowance for credit losses – loans held at amortized cost
	2022			2021			2020
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	357	940	1,297	318	1,218	1,536	241	808	1,049	[1]
Current-period provision for expected credit losses	55	184	239	78	(53)	25	191	709	900
of which methodology changes	0	0	0	0	(1)	(1)	0	(19)	(19)
of which provisions for interest [2]	22	29	51	25	23	48	22	15	37
Gross write-offs	(65)	(116)	(181)	(55)	(242)	(297)	(87)	(238)	(325)
Recoveries	12	3	15	9	5	14	8	5	13
Net write-offs	(53)	(113)	(166)	(46)	(237)	(283)	(79)	(233)	(312)
Foreign currency translation impact and other adjustments, net	0	(7)	(7)	7	12	19	(35)	(66)	(101)
Balance at end of period	359	1,004	1,363	357	940	1,297	318	1,218	1,536
of which individually evaluated	273	572	845	273	512	785	230	636	866
of which collectively evaluated	86	432	518	84	428	512	88	582	670
1
Included a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million was reflected in consumer loans and CHF 48 million in corporate & institutional loans.

2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF 181 million in 2022 compared to gross write-offs of CHF 297 million in 2021 and were primarily related to corporate & institutional loans in both years. In 2022, gross write-offs in corporate & institutional loans reflected the sale of a facility relating to a coal mining company and write-offs of a loan to a consulting services company, an exposure to a financial institution impacted by sanctions imposed in connection with Russia’s invasion of Ukraine and individual positions in small and medium-sized enterprises, Swiss large corporates and ship finance. Write-offs in consumer loans were mainly related to Swiss consumer finance loans and a European mortgage. In 2021, gross write-offs in corporate & institutional loans were mainly related to positions in commodity trade finance, ship finance, corporate lending, the sale of a real estate-related loan and a position in the US health care sector. Write-offs in consumer loans were mainly related to consumer finance.
Purchases, reclassifications and sales – loans held at amortized cost
	2022			2021			2020
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	17	4,603	4,620	22	4,361	4,383	45	2,756	2,801
Reclassifications from loans held-for-sale [2]	0	95	95	0	133	133	0	6	6
Reclassifications to loans held-for-sale [3]	0	9,516	9,516	0	4,780	4,780	18	2,007	2,025
Sales [3]	0	2,485	2,485	0	4,442	4,442	18	1,626	1,644
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Debt securities held-to-maturity
In 2022, the Group purchased foreign government debt securities held-to-maturity amounting to CHF 971 million, all related to a portfolio of US Treasury securities.
The Group’s debt securities held-to-maturity with a carrying value of CHF 921 million as of December 31, 2022 represent a portfolio of US Treasury securities, all rated “AAA” based on the Group’s internal counterparty rating. US Treasury securities have a history of no credit losses and market price movements mainly reflect changes in market interest rates. Based on this history of no credit losses and the Group’s view of the current and forecasted economic environment, the Group expects the risk of non-payment for US Treasuries to be zero and does not have an allowance for credit losses for these securities. The credit quality of these securities is monitored on an ongoing basis and the Group’s zero-loss expectation is validated on at least a quarterly basis through the Group’s governance structure involving the Credit Risk and Treasury functions.
> Refer to “Note 17 – Investment securities” for further information.
Other financial assets
The Group’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment. They have the following risk characteristics:
■ Cash and due from banks and interest-bearing deposits with banks: includes balances held with banks, primarily cash balances with central banks and nostro accounts; such credit exposure is sensitive to the credit rating and profile of the bank or central bank. Cash and due from banks also includes short-term, highly liquid debt instruments with original maturities of three months or less, which are held for cash management purposes; such credit exposure is sensitive to the credit rating and profile of the issuer of the related instrument.
■ Reverse repurchase agreements and securities borrowing transactions: includes lending and borrowing of securities against cash or other financial collateral; such credit exposure is sensitive to the credit rating and profile of the counterparty and relative changes in the valuation of securities and financial collateral.
■ Brokerage receivables: includes mainly settlement accounts with brokers and margin accounts; such credit exposure is sensitive to the credit rating and profile of the counterparty.
■ Other assets: includes mainly cash collateral, accrued interest, fees receivable, mortgage servicing advances and failed purchases; such credit exposure is sensitive to the credit rating and profile of the related counterparty.
Allowance for credit losses – other financial assets held at amortized cost
	2022	2021	2020
Allowance for credit losses (CHF million)
Balance at beginning of period	4,216	55	45
Current-period provision for expected credit losses	(132)	4,291	24
Gross write-offs	(8)	(9)	(12)
Recoveries	0	0	2
Net write-offs	(8)	(9)	(10)
Foreign currency translation impact and other adjustments, net	45	(121)	(4)
Balance at end of period	4,121	4,216	55
of which individually evaluated	4,099	4,202	17
of which collectively evaluated	22	14	38
The current-period provision for expected credit losses on other financial assets held at amortized cost included a release of CHF 155 million in 2022 and a provision of CHF 4,307 million in 2021 related to Archegos Capital Management (Archegos). As of December 31, 2022 and 2021, the allowance for credit losses on brokerage receivables of CHF 4,081 million and CHF 4,186 million, respectively, were primarily related to Archegos.
In 2022 and 2021, the Group purchased other financial assets held at amortized cost amounting to CHF 931 million and CHF 196 million, respectively, primarily related to mortgage servicing advances.
Credit quality information
Monitoring of credit quality and internal ratings – Overview
The Group monitors the credit quality of financial assets held at amortized cost through its credit risk management framework, which provides for the consistent evaluation, measurement and management of credit risk across the Group. Assessments of credit risk exposures for internal risk estimates and risk-weighted assets are calculated based on PD, LGD and EAD models.
> Refer to “Expected credit losses on non-impaired credit exposures” for further information on PD, LGD and EAD.
The credit risk management framework incorporates the following core elements:
■ Counterparty and transaction assessments: application of internal credit ratings (using PD), assignment of LGD and EAD values in relation to counterparties and transactions;
■ Credit limits: establishment of credit limits, including limits based on notional exposure, potential future exposure and stress exposure, subject to approval by delegated authority holders, to serve as primary risk controls on exposures and to prevent undue risk concentrations;
■ Credit monitoring, impairments and provisions: processes to support the ongoing monitoring and management of credit exposures, supporting the early identification of deterioration and any subsequent impact; and
■ Risk mitigation: active management of risk mitigation provided in relation to credit exposures, including through the use of cash sales, participations, collateral or guarantees or hedging instruments.
In addition to traditional credit exposure measurement, monitoring and management using current and potential future exposure metrics, Credit Risk performs counterparty and portfolio credit risk assessments of the impact of various internal stress test scenarios. Credit Risk assesses the impact to credit risk exposures arising from market movements in accordance with the scenario narrative, which can further support the identification of concentration or tail risks. The scenario suite includes historical scenarios as well as forward-looking scenarios which are used across the Risk function.
Credit Risk evaluates and assesses counterparties and clients to whom the Group has credit exposures, primarily using internal rating models. Credit Risk uses these models to determine internal credit ratings which are intended to reflect the PD of each counterparty.
For a majority of counterparties and clients, internal ratings are based on internally developed statistical models that have been backtested against internal experience and validated by a function independent of model development. Findings from backtesting serve as a key input for any future rating model developments. The Group’s internally developed statistical rating models are based on a combination of quantitative factors (e.g., financial fundamentals, such as balance sheet information for corporates and loan-to-value (LTV) ratio and the borrower’s income level for mortgage lending, and market data) and qualitative factors (e.g., credit histories from credit reporting bureaus and economic trends).
For the remaining counterparties where statistical rating models are not used, internal credit ratings are assigned on the basis of a structured expert approach using a variety of inputs, such as peer analyses, industry comparisons, external ratings and research as well as the judgment of senior credit officers.
In addition to counterparty ratings, Credit Risk also assesses the risk profile of individual transactions and assigns transaction ratings which reflect specific contractual terms such as seniority, security and collateral.
Internal credit ratings may differ from external credit ratings, where available, and are subject to periodic review depending on exposure type, client segment, collateral or event-driven developments. The Group’s internal ratings are mapped to a PD band associated with each rating which is calibrated to historical default experience using internal data and external data sources. The Group’s internal rating bands are reviewed on an annual basis with reference to extended historical default data and are therefore based on stable long-run averages. Adjustments to PD bands are only made where significant deviations to existing values are detected. The last update was made in 2012 and since then no significant changes to the robust long-run averages have been detected.
For the purpose of the credit quality disclosures included in these financial statements, an equivalent rating based on the Standard & Poor’s rating scale is assigned to the Group’s internal ratings based on the PD band associated with each rating. These internal ratings are used consistently across all classes of financial assets and are aggregated to the credit quality indicators “investment grade” and “non-investment grade”.
The Group uses internal rating methodologies consistently for the purposes of approval, establishment and monitoring of credit limits and credit portfolio management, credit policy, management reporting, risk-adjusted performance measurement, economic risk capital measurement and allocation and financial accounting.
A credit quality monitoring process is performed to provide for early identification of possible changes in the creditworthiness of clients and includes regular asset and collateral quality reviews, business and financial statement analysis and relevant economic and industry studies. Credit Risk maintains regularly updated watch lists and holds review meetings to re-assess counterparties that could be subject to adverse changes in creditworthiness. The review of the credit quality of clients and counterparties does not depend on the accounting treatment of the asset or commitment.
> Refer to “Expected credit losses on impaired credit exposures” for further information on credit monitoring.
Credit quality of loans held at amortized cost
The following table presents the Group’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2022 / 2021	12,501	1,540	8	14,049	24,257	2,134	40	26,431
2021 / 2020	21,627	1,396	45	23,068	14,743	1,402	13	16,158
2020 / 2019	12,869	1,111	19	13,999	11,308	1,639	48	12,995
2019 / 2018	10,029	1,271	67	11,367	7,287	812	88	8,187
2018 / 2017	6,609	650	36	7,295	5,318	698	74	6,090
Prior years	34,525	1,931	210	36,666	36,790	2,359	317	39,466
Total term loans	98,160	7,899	385	106,444	99,703	9,044	580	109,327
Revolving loans	229	807	4	1,040	276	930	0	1,206
Total	98,389	8,706	389	107,484	99,979	9,974	580	110,533
Loans collateralized by securities
2022 / 2021	562	552	0	1,114	2,627	685	0	3,312
2021 / 2020	1,496	381	0	1,877	649	848	0	1,497
2020 / 2019	307	721	0	1,028	61	167	0	228
2019 / 2018	35	143	0	178	32	26	106	164
2018 / 2017	16	25	0	41	55	19	0	74
Prior years	803	188	0	991	804	681	0	1,485
Total term loans	3,219	2,010	0	5,229	4,228	2,426	106	6,760
Revolving loans [1]	30,023	2,124	263	32,410	41,275	3,063	155	44,493
Total	33,242	4,134	263	37,639	45,503	5,489	261	51,253
Consumer finance
2022 / 2021	2,135	1,005	8	3,148	1,688	823	5	2,516
2021 / 2020	650	334	15	999	538	288	15	841
2020 / 2019	307	200	15	522	285	234	19	538
2019 / 2018	120	183	18	321	98	169	18	285
2018 / 2017	26	87	15	128	21	75	13	109
Prior years	14	80	44	138	13	76	43	132
Total term loans	3,252	1,889	115	5,256	2,643	1,665	113	4,421
Revolving loans	318	42	69	429	348	21	90	459
Total	3,570	1,931	184	5,685	2,991	1,686	203	4,880
Consumer – total
2022 / 2021	15,198	3,097	16	18,311	28,572	3,642	45	32,259
2021 / 2020	23,773	2,111	60	25,944	15,930	2,538	28	18,496
2020 / 2019	13,483	2,032	34	15,549	11,654	2,040	67	13,761
2019 / 2018	10,184	1,597	85	11,866	7,417	1,007	212	8,636
2018 / 2017	6,651	762	51	7,464	5,394	792	87	6,273
Prior years	35,342	2,199	254	37,795	37,607	3,116	360	41,083
Total term loans	104,631	11,798	500	116,929	106,574	13,135	799	120,508
Revolving loans	30,570	2,973	336	33,879	41,899	4,014	245	46,158
Total	135,201	14,771	836	150,808	148,473	17,149	1,044	166,666
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2022 / 2021	3,601	2,499	5	6,105	9,568	4,682	2	14,252
2021 / 2020	7,001	2,441	0	9,442	3,709	1,355	5	5,069
2020 / 2019	3,071	855	4	3,930	1,849	706	2	2,557
2019 / 2018	959	297	56	1,312	925	340	1	1,266
2018 / 2017	698	219	1	918	475	101	0	576
Prior years	2,109	217	24	2,350	2,469	376	30	2,875
Total term loans	17,439	6,528	90	24,057	18,995	7,560	40	26,595
Revolving loans	694	281	125	1,100	778	297	135	1,210
Total	18,133	6,809	215	25,157	19,773	7,857	175	27,805
Commercial and industrial loans
2022 / 2021	7,858	11,181	263	19,302	8,284	11,985	136	20,405
2021 / 2020	3,576	4,204	212	7,992	3,242	4,468	62	7,772
2020 / 2019	1,810	2,251	178	4,239	2,110	3,903	105	6,118
2019 / 2018	1,566	2,359	130	4,055	1,003	2,256	177	3,436
2018 / 2017	742	1,343	161	2,246	697	937	60	1,694
Prior years	1,619	2,355	214	4,188	2,013	2,848	90	4,951
Total term loans	17,171	23,693	1,158	42,022	17,349	26,397	630	44,376
Revolving loans	10,277	6,799	278	17,354	13,941	7,458	372	21,771
Total	27,448	30,492	1,436	59,376	31,290	33,855	1,002	66,147
Financial institutions
2022 / 2021	4,482	1,026	90	5,598	6,360	2,012	51	8,423
2021 / 2020	2,850	856	0	3,706	2,081	201	30	2,312
2020 / 2019	1,034	67	0	1,101	660	127	1	788
2019 / 2018	602	7	0	609	522	151	1	674
2018 / 2017	521	2	1	524	87	19	0	106
Prior years	(940)	71	1	(868)	499	85	1	585
Total term loans	8,549	2,029	92	10,670	10,209	2,595	84	12,888
Revolving loans	10,111	822	110	11,043	7,542	485	1	8,028
Total	18,660	2,851	202	21,713	17,751	3,080	85	20,916
Governments and public institutions
2022 / 2021	147	22	0	169	521	26	0	547
2021 / 2020	458	35	0	493	157	114	0	271
2020 / 2019	126	40	0	166	94	19	19	132
2019 / 2018	97	1	10	108	46	11	0	57
2018 / 2017	55	0	0	55	28	0	0	28
Prior years	171	15	1	187	199	21	0	220
Total term loans	1,054	113	11	1,178	1,045	191	19	1,255
Revolving loans	9	0	0	9	32	0	0	32
Total	1,063	113	11	1,187	1,077	191	19	1,287
Corporate & institutional – total
2022 / 2021	16,088	14,728	358	31,174	24,733	18,705	189	43,627
2021 / 2020	13,885	7,536	212	21,633	9,189	6,138	97	15,424
2020 / 2019	6,041	3,213	182	9,436	4,713	4,755	127	9,595
2019 / 2018	3,224	2,664	196	6,084	2,496	2,758	179	5,433
2018 / 2017	2,016	1,564	163	3,743	1,287	1,057	60	2,404
Prior years	2,959	2,658	240	5,857	5,180	3,330	121	8,631
Total term loans	44,213	32,363	1,351	77,927	47,598	36,743	773	85,114
Revolving loans	21,091	7,902	513	29,506	22,293	8,240	508	31,041
Total	65,304	40,265	1,864	107,433	69,891	44,983	1,281	116,155
Total loans held at amortized cost by internal counterparty rating
	2022					2021
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2022 / 2021	31,286	17,825	374	49,485		53,305	22,347	234	75,886
2021 / 2020	37,658	9,647	272	47,577		25,119	8,676	125	33,920
2020 / 2019	19,524	5,245	216	24,985		16,367	6,795	194	23,356
2019 / 2018	13,408	4,261	281	17,950		9,913	3,765	391	14,069
2018 / 2017	8,667	2,326	214	11,207		6,681	1,849	147	8,677
Prior years	38,301	4,857	494	43,652		42,787	6,446	481	49,714
Total term loans	148,844	44,161	1,851	194,856		154,172	49,878	1,572	205,622
Revolving loans	51,661	10,875	849	63,385		64,192	12,254	753	77,199
Total	200,505	55,036	2,700	258,241	[1]	218,364	62,132	2,325	282,821	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Group’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2022 / 2021	0	0	0	0	0	5	0	5
2021 / 2020	0	7	0	7	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	63	0	63
2018 / 2017	0	47	0	47	0	2	0	2
Prior years	0	0	0	0	0	2	0	2
Total term positions	0	54	0	54	0	72	0	72
Revolving positions	0	1,711	0	1,711	0	970	0	970
Total	0	1,765	0	1,765	0	1,042	0	1,042
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	723	1,109	59,376
Financial institutions	21,482	72	0	0	159	231	21,713
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,866	432	91	24	1,020	1,567	107,433
Total loans held at amortized cost	255,354	789	220	98	1,780	2,887	258,241	[1]
2021 (CHF million)
Mortgages	109,877	123	73	61	399	656	110,533
Loans collateralized by securities	51,069	42	0	0	142	184	51,253
Consumer finance	4,449	144	70	60	157	431	4,880
Consumer	165,395	309	143	121	698	1,271	166,666
Real estate	27,628	6	4	0	167	177	27,805
Commercial and industrial loans	65,327	166	13	12	629	820	66,147
Financial institutions	20,807	60	7	1	41	109	20,916
Governments and public institutions	1,252	16	0	0	19	35	1,287
Corporate & institutional	115,014	248	24	13	856	1,141	116,155
Total loans held at amortized cost	280,409	557	167	134	1,554	2,412	282,821	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, the Group did not have any loans that were more than 90 days past due and still accruing interest. Also, the Group did not have any debt securities held-to-maturity or other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Overview
Generally, a financial asset is deemed non-accrual and recognition of any interest in the statement of operations is discontinued when the contractual payments of principal and/or interest are more than 90 days past due.
Payments collected on non-accrual financial assets are accounted for using the cash basis or the cost recovery method or a combination of both.
Generally, non-accrual financial assets may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the contractual arrangement and when certain performance criteria are met.
> Refer to “Note 1 – Summary of significant accounting policies” for further information on the recognition of write-offs of financial assets and related recoveries.
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
Non-accrual loans held at amortized cost
	2022				2021
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	572	383	4	64	418	572	2	111
Loans collateralized by securities	262	283	4	2	105	262	8	2
Consumer finance	205	188	3	8	201	205	3	1
Consumer	1,039	854	11	74	724	1,039	13	114
Real estate	167	127	1	1	324	167	6	0
Commercial and industrial loans	698	812	9	30	925	698	11	96
Financial institutions	41	159	7	0	68	41	0	0
Governments and public institutions	19	11	1	0	0	19	0	0
Corporate & institutional	925	1,109	18	31	1,317	925	17	96
Total loans held at amortized cost	1,964	1,963	29	105	2,041	1,964	30	210
In the Group’s recovery management function covering the Investment Bank and parts of Wealth Management, once the credit provision is greater than 90% of the loan’s notional amount, a position may be written down to its net carrying value in the subsequent quarter if all recovery options are exhausted. In the Group’s recovery management functions for the Swiss Bank and the remaining parts of Wealth Management, write-offs are made based on an individual counterparty assessment. An evaluation is performed on the need for write-offs on impaired loans individually and on an ongoing basis if it is likely that parts of a loan or the entire loan will not be recoverable. Write-offs of residual loan balances are executed once available debt enforcement procedures are exhausted or, in certain cases, upon a restructuring.
Collateral-dependent financial assets
The Group’s collateral-dependent financial assets are managed by a global recovery management function which is divisionally aligned to cover the Investment Bank, Wealth Management and the Swiss Bank.
Collateral-dependent financial assets managed by the recovery management function covering the Investment Bank and parts of Wealth Management mainly include mortgages (including aircraft mortgages), revolving corporate loans, securities borrowing, trade finance exposures and lombard loans. For mortgages, property, aircraft, guarantees and life insurance policies are the main collateral types. For revolving corporate loans, collateral includes mainly cash, inventory, oil and gas reserves and receivables. Securities borrowing exposures are mainly secured by pledged shares, bonds, investment fund units and money market instruments. Trade finance exposures are secured by cash and guarantees. For lombard loans, the Group holds collateral in the form of pledged shares, bonds, investment fund units and money market instruments as well as cash and life insurance policies. The overall collateral coverage ratio increased from 92% as of December 31, 2021 to 94% as of December 31, 2022, mainly driven by newly impaired highly collateralized securitization exposures relating to aircraft companies.
Collateral-dependent financial assets managed by the recovery management function for the remaining parts of Wealth Management mainly include ship finance exposures, commercial loans, lombard loans, residential mortgages as well as aviation and yacht finance exposures. Ship finance exposures are collateralized by vessel mortgages, corporate guarantees, insurance assignments as well as cash balances, securities deposits or other assets held with the Group. Collateral held against commercial loans include primarily guarantees issued by export credit agencies, other guarantees, private risk insurance, asset pledges and assets held with the Group (e.g., cash, securities deposits and others). Lombard loans are collateralized by pledged financial assets mainly in the form of cash, shares, bonds, investment fund units and money market instruments as well as life insurance policies and bank guarantees. Residential mortgages are secured by mortgage notes on residential real estate, life insurance policies as well as cash balances, securities deposits or other assets held with the Group. Aviation and yacht finance exposures are collateralized by aircraft mortgages of business jets and vessel mortgages on yachts, respectively, as well as corporate and/or personal guarantees, cash balances, securities deposits or other assets held with the Group. Collateral-dependent loans increased in 2022, mainly driven by increases in export finance, yacht finance and aviation finance, partially offset by a decrease in lombard loans. The overall collateral coverage increased from 87% as of December 31, 2021 to 92% as of December 31, 2022, mainly driven by increases in higher collateralized exposures.
Collateral-dependent financial assets managed by the recovery management function for Swiss Bank mainly include residential mortgages and commercial mortgages. Collateral held against residential mortgages includes mainly mortgage notes on residential real estate, pledged capital awards in retirement plans and life insurance policies. For commercial mortgages, collateral held includes primarily mortgage notes on commercial real estate and cash balances, securities deposits or other assets held with the Group. The overall collateral coverage ratio in relation to the collateral-dependent financial assets increased from 86% as of December 31, 2021 to 88% as of December 31, 2022 for residential and commercial mortgages, mainly reflecting portfolio replacements with higher collateralized exposures as well as write-offs related to lower collateralized exposures.
Off-balance sheet credit exposures
The Group portfolio comprises off-balance sheet exposures with credit risk in the form of irrevocable commitments, guarantees and similar instruments which are subject to the CECL accounting guidance. The main risk characteristics are as follows:
■ Irrevocable commitments are primarily commitments made to corporate and institutional borrowers to provide loans under approved, but undrawn, credit facilities. In addition, the Group has irrevocable commitments under documentary credits for corporate and institutional clients that facilitate international trade. The related credit risk exposure is to corporate clients, including small and medium-sized enterprises, large corporates and multinational clients who are impacted by macroeconomic and industry-specific factors such as economic growth, unemployment and industrial production.
■ Guarantees are provided to third parties which contingently obligate the Group to make payments in the event that the underlying counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The credit risk associated with guarantees is primarily to corporate and institutional clients and financial institutions, which are sensitive to MEFs including economic growth and interest rates.
For off-balance sheet credit exposures, methodology, scenarios and MEFs used to estimate the provision for expected credit losses are the same as those used to estimate the allowance for credit losses for financial assets held at amortized cost. For the EAD models, a credit conversion factor or similar methodology is applied to off-balance sheet credit exposures in order to project the additional drawn amount between current utilization and the committed facility amount.
> Refer to “Allowance for credit losses” for further information on methodology, scenarios and MEFs used to estimate expected credit losses.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2022			2021			2020
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	1	33	25	3	165	165
Real estate	1	102	82	1	2	2	0	0	0
Commercial and industrial loans	15	204	182	18	402	394	17	127	95
Financial institutions	0	0	0	1	44	44	0	0	0
Total loans	16	306	264	21	481	465	20	292	260
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2022		2021		2020
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156	0	0
Commercial and industrial loans	0	0	1	14	4	13
Total loans	0	0	4	170	4	13
In 2022, the loan modifications of the Group mainly included extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, a waiver of interest, a reduction of a loan commitment, a subordination of loans and changes in collateral coverage terms.
As of December 31, 2022 and 2021, the Group did not have any commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
In March 2020, US federal banking regulators issued the “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised)” (Interagency Statement). According to the Interagency Statement, short-term modifications made on a good faith basis in response to the COVID-19 crisis to borrowers that were otherwise current prior to the relief being granted would not be considered to be troubled debt restructurings. This includes short-term modifications such as payment deferrals, fee waivers, repayment term extensions or payment delays that are insignificant. The Interagency Statement was developed in consultation with the FASB and the Group applied this guidance until December 31, 2022. The Group had granted short-term modifications to certain borrowers due to the COVID-19 crisis in the form of deferrals of capital and interest payments that were within the scope of this guidance and the loans subject to those deferrals were not reported as troubled debt restructurings in restructured loans.

Bank
Financial instruments measured at amortized cost and credit losses
19 Financial instruments measured at amortized cost and credit losses
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on loans held at amortized cost.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2022				2021
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	67,548		0	67,548	163,718		0	163,718
Interest-bearing deposits with banks	373	[2]	0	373	1,256	[4]	0	1,256
Securities purchased under resale agreements and securities borrowing transactions	18,005	[2]	0	18,005	35,283	[4]	0	35,283
Debt securities held-to-maturity	921	[2]	0	921	0		0	0
Loans	262,108	[2,3]	(1,362)	260,746	291,411	[4,5]	(1,296)	290,115
Brokerage receivables	17,899		(4,081)	13,818	20,875	[4]	(4,186)	16,689
Other assets	23,521		(37)	23,484	14,226		(28)	14,198
Total	390,375		(5,480)	384,895	526,769		(5,510)	521,259
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 102 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 301 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million relates to interest-bearing deposits with banks, CHF 1 million to securities purchased under resale agreements and securities borrowing transactions, CHF 295 million to loans and CHF 4 million to brokerage receivables. These accrued interest balances are reported in other assets.

5 Included interest of CHF 85 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2022			2021			2020
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Balance at beginning of period	357	939	1,296	318	1,217	1,535	241	807	1,048	[1]
Current-period provision for expected credit losses	57	184	241	78	(53)	25	191	709	900
of which methodology changes	0	0	0	0	(1)	(1)	0	(19)	(19)
of which provisions for interest [2]	22	29	51	25	23	48	22	15	37
Gross write-offs	(65)	(116)	(181)	(55)	(242)	(297)	(87)	(238)	(325)
Recoveries	12	3	15	9	5	14	8	5	13
Net write-offs	(53)	(113)	(166)	(46)	(237)	(283)	(79)	(233)	(312)
Foreign currency translation impact and other adjustments, net	(2)	(7)	(9)	7	12	19	(35)	(66)	(101)
Balance at end of period	359	1,003	1,362	357	939	1,296	318	1,217	1,535
of which individually evaluated	273	572	845	273	512	785	230	635	865
of which collectively evaluated	86	431	517	84	427	511	88	582	670
1
Included a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million reflected in consumer loans and CHF 48 million in corporate & institutional loans.

2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on estimating expected credit losses and the Bank’s gross write-offs.
Purchases, reclassifications and sales – loans held at amortized cost
	2022			2021			2020
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	17	4,603	4,620	22	4,361	4,383	45	2,756	2,801
Reclassifications from loans held-for-sale [2]	0	95	95	0	133	133	0	6	6
Reclassifications to loans held-for-sale [3]	0	9,516	9,516	0	4,780	4,780	18	2,007	2,025
Sales [3]	0	2,485	2,485	0	4,442	4,442	18	1,626	1,644
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Debt securities held-to-maturity
In 2022, the Bank purchased foreign government debt securities held-to-maturity amounting to CHF 971 million, all related to a portfolio of US Treasury securities.
The Bank’s debt securities held-to-maturity with a carrying value of CHF 921 million as of December 31, 2022 represent a portfolio of US Treasury securities, all rated “AAA” based on the Bank’s internal counterparty rating. US Treasury securities have a history of no credit losses and market price movements mainly reflect changes in market interest rates. Based on this history of no credit losses and the Bank’s view of the current and forecasted economic environment, the Bank expects the risk of non-payment for US Treasuries to be zero and does not have an allowance for credit losses for these securities. The credit quality of these securities is monitored on an ongoing basis and the Bank’s zero-loss expectation is validated on at least a quarterly basis through the Bank’s governance structure involving the Credit Risk and Treasury functions.
> Refer to “Note 16 – Investment securities” for further information.
Other financial assets
The current-period provision for expected credit losses on other financial assets held at amortized cost includes a release of CHF 155 million in 2022 and a provision of CHF 4,307 million in 2021 related to Archegos Capital Management (Archegos). As of December 31, 2022 and 2021, the allowance for credit losses on brokerage receivables of CHF 4,081 million and CHF 4,186 million, respectively, were primarily related to Archegos.
Allowance for credit losses – other financial assets held at amortized cost
	2022	2021	2020
CHF million
Balance at beginning of period	4,214	48	43
Current-period provision for expected credit losses	(135)	4,295	19
Gross write-offs	(7)	(8)	(12)
Recoveries	0	0	2
Net write-offs	(7)	(8)	(10)
Foreign currency translation impact and other adjustments, net	46	(121)	(4)
Balance at end of period	4,118	4,214	48
of which individually evaluated	4,096	4,200	15
of which collectively evaluated	22	14	33
In 2022 and 2021, the Bank purchased other financial assets held at amortized cost amounting to CHF 931 million and CHF 196 million, respectively, primarily related to mortgage servicing advances.
Credit quality information
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2022 / 2021	12,501	1,540	8	14,049	24,257	2,134	40	26,431
2021 / 2020	21,627	1,396	45	23,068	14,743	1,402	13	16,158
2020 / 2019	12,869	1,111	19	13,999	11,308	1,639	48	12,995
2019 / 2018	10,029	1,271	67	11,367	7,287	812	88	8,187
2018 / 2017	6,609	650	36	7,295	5,318	698	74	6,090
Prior years	34,525	1,931	210	36,666	36,790	2,359	317	39,466
Total term loans	98,160	7,899	385	106,444	99,703	9,044	580	109,327
Revolving loans	229	807	4	1,040	276	930	0	1,206
Total	98,389	8,706	389	107,484	99,979	9,974	580	110,533
Loans collateralized by securities
2022 / 2021	562	552	0	1,114	2,627	685	0	3,312
2021 / 2020	1,496	381	0	1,877	649	848	0	1,497
2020 / 2019	307	721	0	1,028	61	167	0	228
2019 / 2018	35	143	0	178	32	26	106	164
2018 / 2017	16	25	0	41	55	19	0	74
Prior years	803	188	0	991	804	681	0	1,485
Total term loans	3,219	2,010	0	5,229	4,228	2,426	106	6,760
Revolving loans [1]	30,023	2,124	263	32,410	41,275	3,063	155	44,493
Total	33,242	4,134	263	37,639	45,503	5,489	261	51,253
Consumer finance
2022 / 2021	2,135	1,005	8	3,148	1,688	823	5	2,516
2021 / 2020	650	334	15	999	538	288	15	841
2020 / 2019	307	200	15	522	285	234	19	538
2019 / 2018	120	183	18	321	98	169	18	285
2018 / 2017	26	87	15	128	21	75	13	109
Prior years	14	80	44	138	13	76	43	132
Total term loans	3,252	1,889	115	5,256	2,643	1,665	113	4,421
Revolving loans	318	42	69	429	348	21	90	459
Total	3,570	1,931	184	5,685	2,991	1,686	203	4,880
Consumer – total
2022 / 2021	15,198	3,097	16	18,311	28,572	3,642	45	32,259
2021 / 2020	23,773	2,111	60	25,944	15,930	2,538	28	18,496
2020 / 2019	13,483	2,032	34	15,549	11,654	2,040	67	13,761
2019 / 2018	10,184	1,597	85	11,866	7,417	1,007	212	8,636
2018 / 2017	6,651	762	51	7,464	5,394	792	87	6,273
Prior years	35,342	2,199	254	37,795	37,607	3,116	360	41,083
Total term loans	104,631	11,798	500	116,929	106,574	13,135	799	120,508
Revolving loans	30,570	2,973	336	33,879	41,899	4,014	245	46,158
Total	135,201	14,771	836	150,808	148,473	17,149	1,044	166,666
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Real estate
2022 / 2021	3,601	2,499	5	6,105	9,568	4,682	2	14,252
2021 / 2020	7,001	2,441	0	9,442	3,709	1,355	5	5,069
2020 / 2019	3,071	855	4	3,930	1,849	706	2	2,557
2019 / 2018	959	297	56	1,312	925	340	1	1,266
2018 / 2017	698	219	1	918	475	101	0	576
Prior years	2,109	217	24	2,350	2,469	376	30	2,875
Total term loans	17,439	6,528	90	24,057	18,995	7,560	40	26,595
Revolving loans	694	281	125	1,100	778	297	135	1,210
Total	18,133	6,809	215	25,157	19,773	7,857	175	27,805
Commercial and industrial loans
2022 / 2021	7,858	11,181	263	19,302	8,284	11,985	136	20,405
2021 / 2020	3,576	4,204	212	7,992	3,242	4,468	62	7,772
2020 / 2019	1,810	2,251	178	4,239	2,110	3,903	105	6,118
2019 / 2018	1,566	2,359	130	4,055	1,003	2,256	177	3,436
2018 / 2017	742	1,343	161	2,246	697	937	60	1,694
Prior years	1,619	2,355	204	4,178	2,013	2,848	78	4,939
Total term loans	17,171	23,693	1,148	42,012	17,349	26,397	618	44,364
Revolving loans	10,277	6,799	278	17,354	13,941	7,458	372	21,771
Total	27,448	30,492	1,426	59,366	31,290	33,855	990	66,135
Financial institutions
2022 / 2021	4,480	1,026	90	5,596	6,360	2,012	51	8,423
2021 / 2020	2,850	856	0	3,706	2,081	201	30	2,312
2020 / 2019	1,034	67	0	1,101	660	127	1	788
2019 / 2018	602	7	0	609	522	151	1	674
2018 / 2017	521	2	1	524	87	19	0	106
Prior years	(940)	71	1	(868)	499	85	1	585
Total term loans	8,547	2,029	92	10,668	10,209	2,595	84	12,888
Revolving loans	10,111	822	110	11,043	7,542	485	1	8,028
Total	18,658	2,851	202	21,711	17,751	3,080	85	20,916
Governments and public institutions
2022 / 2021	147	22	0	169	521	26	0	547
2021 / 2020	458	35	0	493	157	114	0	271
2020 / 2019	126	40	0	166	94	19	19	132
2019 / 2018	97	1	10	108	46	11	0	57
2018 / 2017	55	0	0	55	28	0	0	28
Prior years	171	15	1	187	199	21	0	220
Total term loans	1,054	113	11	1,178	1,045	191	19	1,255
Revolving loans	9	0	0	9	32	0	0	32
Total	1,063	113	11	1,187	1,077	191	19	1,287
Corporate & institutional – total
2022 / 2021	16,086	14,728	358	31,172	24,733	18,705	189	43,627
2021 / 2020	13,885	7,536	212	21,633	9,189	6,138	97	15,424
2020 / 2019	6,041	3,213	182	9,436	4,713	4,755	127	9,595
2019 / 2018	3,224	2,664	196	6,084	2,496	2,758	179	5,433
2018 / 2017	2,016	1,564	163	3,743	1,287	1,057	60	2,404
Prior years	2,959	2,658	230	5,847	5,180	3,330	109	8,619
Total term loans	44,211	32,363	1,341	77,915	47,598	36,743	761	85,102
Revolving loans	21,091	7,902	513	29,506	22,293	8,240	508	31,041
Total	65,302	40,265	1,854	107,421	69,891	44,983	1,269	116,143
Total loans held at amortized cost by internal counterparty rating
	2022					2021
	Investment grade	Non-investment grade				Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2022 / 2021	31,284	17,825	374	49,483		53,305	22,347	234	75,886
2021 / 2020	37,658	9,647	272	47,577		25,119	8,676	125	33,920
2020 / 2019	19,524	5,245	216	24,985		16,367	6,795	194	23,356
2019 / 2018	13,408	4,261	281	17,950		9,913	3,765	391	14,069
2018 / 2017	8,667	2,326	214	11,207		6,681	1,849	147	8,677
Prior years	38,301	4,857	484	43,642		42,787	6,446	469	49,702
Total term loans	148,842	44,161	1,841	194,844		154,172	49,878	1,560	205,610
Revolving loans	51,661	10,875	849	63,385		64,192	12,254	753	77,199
Total loans to third parties	200,503	55,036	2,690	258,229		218,364	62,132	2,313	282,809
Total loans to entities under common control	3,920	30	0	3,950		8,683	0	0	8,683
Total	204,423	55,066	2,690	262,179	[1]	227,047	62,132	2,313	291,492	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2022				2021
	Investment grade	Non-investment grade			Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total	AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2022 / 2021	0	0	0	0	0	5	0	5
2021 / 2020	0	7	0	7	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	63	0	63
2018 / 2017	0	47	0	47	0	2	0	2
Prior years	0	0	0	0	0	2	0	2
Total term positions	0	54	0	54	0	72	0	72
Revolving positions	0	1,711	0	1,711	0	970	0	970
Total	0	1,765	0	1,765	0	1,042	0	1,042
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	713	1,099	59,366
Financial institutions	21,480	72	0	0	159	231	21,711
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,864	432	91	24	1,010	1,557	107,421
Total loans to third parties	255,352	789	220	98	1,770	2,877	258,229
Total loans to entities under common control	3,950	0	0	0	0	0	3,950
Total loans held at amortized cost	259,302	789	220	98	1,770	2,877	262,179	[1]
2021 (CHF million)
Mortgages	109,877	123	73	61	399	656	110,533
Loans collateralized by securities	51,069	42	0	0	142	184	51,253
Consumer finance	4,449	144	70	60	157	431	4,880
Consumer	165,395	309	143	121	698	1,271	166,666
Real estate	27,628	6	4	0	167	177	27,805
Commercial and industrial loans	65,327	166	13	12	617	808	66,135
Financial institutions	20,807	60	7	1	41	109	20,916
Governments and public institutions	1,252	16	0	0	19	35	1,287
Corporate & institutional	115,014	248	24	13	844	1,129	116,143
Total loans to third parties	280,409	557	167	134	1,542	2,400	282,809
Total loans to entities under common control	8,683	0	0	0	0	0	8,683
Total loans held at amortized cost	289,092	557	167	134	1,542	2,400	291,492	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 534 million and CHF 295 million as of December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, the Bank did not have any loans that were more than 90 days past due and still accruing interest. Also, the Bank did not have any debt securities held-to-maturity or other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Non-accrual loans held at amortized cost
	2022				2021
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	572	383	4	64	418	572	2	111
Loans collateralized by securities	262	283	4	2	105	262	8	2
Consumer finance	205	188	3	8	201	205	3	1
Consumer	1,039	854	11	74	724	1,039	13	114
Real estate	167	127	1	1	324	167	6	0
Commercial and industrial loans	686	801	9	30	913	686	11	96
Financial institutions	41	159	7	0	68	41	0	0
Governments and public institutions	19	11	1	0	0	19	0	0
Corporate & institutional	913	1,098	18	31	1,305	913	17	96
Total loans held at amortized cost	1,952	1,952	29	105	2,029	1,952	30	210
Collateral-dependent financial assets
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” in VI – Consolidated financial statements – Credit Suisse Group for further information on the Bank’s collateral-dependent financial assets.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2022			2021			2020
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	1	33	25	3	165	165
Real estate	1	102	82	1	2	2	0	0	0
Commercial and industrial loans	15	204	182	18	402	394	17	127	95
Financial institutions	0	0	0	1	44	44	0	0	0
Total loans	16	306	264	21	481	465	20	292	260
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2022		2021		2020
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156	0	0
Commercial and industrial loans	0	0	1	14	4	13
Total loans	0	0	4	170	4	13
In 2022, the loan modifications of the Bank mainly included extended loan repayment terms, including postponed loan amortizations and extended maturity dates, interest rate concessions, a waiver of interest, a reduction of a loan commitment, a subordination of loans and changes in collateral coverage terms.
As of December 31, 2022 and 2021, the Bank did not have any commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.